Related Party & Parties-in-Interest Transactions (Details) - EBP 016 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 80,000
Realized net losses on sales	135,000
Investments, at fair value	31,003,988	$ 34,846,093
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, purchases	80,102
EBP, sales	$ 631,429
Number of shares (in shares)	79,153	96,603
Investments, at fair value	$ 2,062,728